October 30, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

RE:	Hartford Life Insurance Company Separate Account Eleven (“Registrant”)
	333-72042	HV-5776 - PremierSolutions Cornerstone
	333-72042	HV-5795 - PremierSolutions Standard (Series A)
	333-72042	HV-6775 - PremierSolutions Cornerstone (Series II)
	333-72042	HV-6779 - PremierSolutions Standard (Series A-II)

	333-151805	HV-6776 - Premier InnovationsSM
	333-151805	HV-6778 - Premier InnovationsSM (Series II)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                              The Prospectus Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                              The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on September 28, 2017.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 562-7138.

Very truly yours,

/s/ Sadie R. Gordon

Sadie R. Gordon, Assistant Vice President and Counsel,

Massachusetts Mutual Life Insurance Company